Share-based payments - Board of Directors Incentive Plan (BoDIP) (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($) EquityInstruments shares	Apr. 30, 2018	Dec. 31, 2023 EquityInstruments $ / shares shares	Dec. 31, 2022 EquityInstruments $ / shares shares	Dec. 31, 2021 EquityInstruments $ / shares
Share-based payments
Treasury shares | shares	14,525,694		14,525,694	13,452,393
BODIP
Share-based payments
Vesting period		5 years	5 years
Exercise price | $ / shares			$ 21.14	$ 33.80	$ 32.23
Shares available to be exercised | EquityInstruments	4,781,769		4,781,769	5,945,417	4,589,726
Treasury shares | shares	370,860		370,860
Cost of extensions to LTIP approved | $	$ 640
Cost of extensions net of withheld taxes | $	$ 452